Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aggregate share capital	€ 356,445	€ 356,112	€ 354,582	€ 353,819
Share capital.
Balance at beginning of year, amount.	293,604	292,075	291,312
Share capital increase	333	1,530	763
Aggregate share capital	356,445	356,112	354,582
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Balance at end of year, amount	€ 293,937	€ 293,604	€ 292,075	€ 291,312